Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - MMBoe	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Information [Abstract]
Net of royalties	6.2	7.1	2.8
Proved reserve increased	6.4		172.6
Proved reserve decreased		16.4
Royalty rates decrease		26.2
Positive performance revisions		revisions, other than price, of 9.8 MMBOE, approximately 15% of which (1.5 MMBOE) attributed to positive performance revisions at the producing pads and approximately 85% of which (8.3 MMBOE) attributed to increased operating costs (non-energy and updates in the TIER regulatory costs) and capital costs during the reporting period (as capital costs increase, net reserves volumes increases because royalties decrease).
The description of proved reserves increased	(i)increase of 5.3 MMBOE from extensions due to the inclusion of additional undeveloped wells at the Demo property that were not previously included in reserves. (ii)increase of 9.3 MMBOE due to lower realized prices causing lower royalty rates, which increases net reserves volumes, offset by (iii)revisions other than price of -2.0 MMBOE, where -2.7 MMBOE attributed to negative performance revisions at the producing pads and changes to the undeveloped development plan were partially offset by +0.7 MMBOE due to increased operating costs and capital costs during the reporting period (as capital and operating costs increase, net reserves volumes increases because royalties decrease).
Proved reserves estimated	Proved reserves are estimated based on the average first-day-of-month prices during the 12-month period for the respective year.The average prices used to compute proved reserves at December 31, 2023 were WTI: $78.21 per bbl, WCS: CAD$79.89 per bbl, Edmonton C5+ CAD$104.16 per bbl, Henry Hub: $2.59 per MMBtu, and AECO Spot: CAD$2.84 per MMBtu.The average prices used to compute proved reserves at December 31, 2022 were WTI: $94.14 per bbl, WCS: CAD$97.68 per bbl, Edmonton C5+ CAD$120.59 per bbl, Henry Hub: $6.25 per MMBtu, and AECO Spot: CAD$5.62 per MMBtu.The average prices used to compute proved reserves at December 31, 2021 were WTI: $66.55 per bbl, WCS: CAD$66.43 per bbl, Edmonton C5+ CAD$83.96 per bbl, Henry Hub: $3.64 per MMBtu, and AECO Spot: CAD$3.57 per MMBtu. Prices for bitumen, oil, diluent and natural gas are inherently volatile.
Proved undeveloped reserves increased			132
Proved Undeveloped Reserves Decreased		16.2
The description of proved undeveloped reserves	(i)A decrease of 23.8 MMBOE resulting from higher prices used in 2022 causing higher royalty rates, which reduces net reserves volumes, offset by (ii)Positive revisions, other than price, of 7.6 MMBOE attributed to increased operating costs (non-energy and updates in the TIER regulatory costs) and capital costs during the reporting period (as capital costs increase, net reserves volumes increases because royalties decrease). In 2023, the Company’s proved undeveloped reserves increased by 9.2 MMBOE, which was the result of: (i)increase of 5.3 MMBOE from extensions due to the inclusion of additional undeveloped wells at the Demo property that were not previously included in reserves (ii)increase of 8.5 MMBOE resulting from lower realized prices causing lower royalty rates, offset by (iii)revisions other than price of -1.5 MMBOE, where -2.4 MMBOE attributed to negative performance revisions at the producing pads and changes to the undeveloped development plan were partially offset by +0.9 MMBOE due to increased operating costs and capital costs during the reporting period (as capital and operating costs increase, net reserves volumes increases because royalties decrease). (iv)movement of 3.1 MMBOE from undeveloped into proven developed producing due to eight Refill wells drilled in 2023
Interest rate percentage	10.00%
Measure Of Future Net Cash Flows Discounted Percentage	10.00%
Net present value percentage	10.00%